Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Treasury stock	Additional paid-in capital	Accumulated other comprehensive losses	Retained earnings	Non- controlling interests	Total
Balance at Dec. 31, 2022			¥ 916,743	¥ (87,631,475)	¥ 1,024,203,515	¥ (10,211,997)	¥ 2,958,716,295	¥ 51,720,379	¥ 3,937,713,460
Repurchase of treasury stock				(30,691,070)					(30,691,070)
Net income/(loss)							145,240,247	19,377,314	164,617,561
Foreign currency translation adjustment						867,116			867,116
Share-based compensation					7,517,349				7,517,349
Contributions from non-controlling interests								71,514,091	71,514,091
Acquisition of interest in consolidated VIEs from non-controlling interests								(142,611,784)	(142,611,784)
Balance at Dec. 31, 2023			916,743	(118,322,545)	1,031,720,864	(9,344,881)	3,103,956,542		4,008,926,723
Repurchase of treasury stock				(4,575,351)					(4,575,351)
Net income/(loss)							37,784,446		37,784,446
Foreign currency translation adjustment						524,149			524,149
Share-based compensation					14,898,534				14,898,534
Contributions from non-controlling interests
Acquisition of interest in consolidated VIEs from non-controlling interests
Balance at Dec. 31, 2024			916,743	(122,897,896)	1,046,619,398	(8,820,732)	3,141,740,988		4,057,558,501
Re-designation of authorized ordinary shares	916,743		(916,743)
Repurchase of treasury stock				(1,782,174)					(1,782,174)
Net income/(loss)							(470,394,042)		(470,394,042)
Foreign currency translation adjustment						(4,739,910)			(4,739,910)
Share-based compensation
Contributions from non-controlling interests
Acquisition of interest in consolidated VIEs from non-controlling interests
Balance at Dec. 31, 2025	¥ 916,743			¥ (124,680,070)	¥ 1,046,619,398	¥ (13,560,642)	¥ 2,671,346,946		¥ 3,580,642,375